U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                   FORM 24F-2
                         ANNUAL NOTICE OF SECURITIES SOLD
                              PURSUANT TO RULE 24f-2

          READ INSTRUCTIONS AT END OF THE FORM BEFORE PREPARING FORM.
                         PLEASE PRINT OR TYPE.


 1.   Name and address of issuer:                 Kiewit Mutual Fund
                                                  1000 Kiewit Plaza
                                                  Omaha, NE  68131


 2.   Name of each series or class of funds
      for which this notice is filed:             Money Market Portfolio
	                                              Short-Term Government
												   Portfolio
												  Intermediate-Term Bond
												   Portfolio
												  Tax-Exempt Portfolio
												  Equity Portfolio

 3.   Investment Company Act File Number:              811-8648

           Securities Act File Number:                 33-84762

 4.   Last day of fiscal year for which this
      notice is filed:                            June 30, 1997

 5.   Check box if this notice is being
      filed more than 180 days after the
      close of the issuer's fiscal year for
      purposes of reporting securities sold
      after the close of the fiscal year but
      before termination of the issuer's              I---I
      24f-2 declaration:                              I   I
                                                      I---I
 6.   Date of termination of issuer's
      declaration under rule 24f-2(a)(1), if
      applicable (see Instruction A.6):                N/A

 7.   Number and amount of securities of the
      same class or series which had been
      registered under the Securities Act of
      1933 other than pursuant to rule 24f-2
      in a prior fiscal year, but which
      remained unsold at the beginning of
      the fiscal year:                                          0

 8.   Number and amount of securities
      registered during the fiscal year                         0 shares
      other than pursuant to rule 24f-2:           $            0

 9.   Number and aggregate sale price of
      securities sold during the fiscal             2,382,616,519 shares
      year:                                        $2,409,517,052

10.   Number and aggregate sale price of
      securities sold during the fiscal year
      in reliance upon registration pursuant        2,382,616,519 shares
      to rule 24f-2:                               $2,409,517,052

11.   Number and aggregate sale price of
      securities issued during the fiscal
      year in connection with dividend
      reinvestment plans, if applicable (see
      Instruction B.7):                                          N/A

12.   Calculation of registration fee:

        (i) Aggregate sale price of
            securities sold during the
            fiscal year in reliance on rule
            24f-2 (from Item 10):                  $2,409,517,052
                                                   --------------
       (ii) Aggregate price of shares issued
            in connection with dividend
            reinvestment plans (from Item
            11, if applicable):                 +               0
                                                   --------------
      (iii) Aggregate price of shares
            redeemed or repurchased during
            the fiscal year (if applicable):    -  $2,409,517,052
                                                   --------------
       (iv) Aggregate price of shares
            redeemed or repurchased and
            previously applied as a
            reduction to filing fees
            pursuant to rule 24e-2 (if
            applicable):                        +               0
                                                   --------------
        (v) Net aggregate price of
            securities sold and issued
            during the fiscal year in
            reliance on rule 24f-2 [line
            (i), plus line (ii), less line
            (iii), plus line (iv)] (if
            applicable):                                        0
                                                   --------------
       (vi) Multiplier prescribed by Section
            6(b) of the Securities Act of
            1933 or other applicable law or
            regulation (see Instruction
            C.6):                               x          1/3300
                                                   --------------
      (vii) Fee due [line (i) or line (v)
            multiplied by line (vi)]:               $            0
                                                   ==============

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S
FISCAL YEAR.  See instruction C.3.


13.   Check box if fees are being remitted
      to the Commission's lockbox depository
      as described in section 3a of the
      Commission's Rules of Informal and
      Other Procedures (17 CFR 202.3a).               I---I
                                                      I   I
      Date of mailing or wire transfer of             I---I
      filing fees to Commission's lockbox
      depository:

                                 SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Kenneth D. Gaskins
                                   -----------------------------
                                   Kenneth D. Gaskins, Secretary

Date:  August 21, 1997
       -----------------

* Please print the name and title of the signing officer below the signature.

  SCHEDULE A

                              KIEWIT MUTUAL FUND

                                    Shares Sold                       Shares Redeemed
                               ------------------------        ----------------------------
                                 Shares        Amount             Shares          Amount
                               ------------------------        ----------------------------
Money Market Portfolio    2,342,756,681   $2,342,756,681     2,340,726,795   $2,340,726,795

Short-Term Government
Portfolio                     2,356,942        4,737,101        33,817,610       67,915,970

Intermediate-Term Bond
Portfolio                     2,520,937        5,104,754        13,901,805       28,230,931

Tax-Exempt Portfolio                 67              138         6,049,330       12,352,098

Equity Portfolio                589,643       10,320,355           316,887        5,784,946
                          -------------   --------------     --------------  --------------
                          2,348,224,270    2,362,919,029     2,394,812,427    2,455,010,740
                          =============   ==============     ==============  ==============


                                  Shares Reinvested
                               ------------------------
                                 Shares        Amount
                               ------------------------
Money Market Portfolio       23,288,239     $23,288,239

Short-Term Government
Portfolio                     4,500,804       9,029,717

Intermediate-Term Bond
Portfolio                     3,543,504       7,161,800

Tax-Exempt Portfolio          3,003,856       6,114,715

Equity Portfolio                 55,846       1,003,552
                             ----------     -----------
                             34,392,249     $46,598,023
                             ==========     ===========




